Employee benefit plans (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Company match of voluntary contributions made by employees, percentage of base salary	5.00%
Contributions made by the Company during the year	1,215	1,565